Shareholders' Equity - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income tax (benefit) provision for net (losses) gains recorded in other comprehensive income for defined benefit pension, postretirement plans and postemployment plans	$ (86)	$ 121	$ (70)
Tax expense (benefits) associated with reclassification adjustments	337	236	363
Annual Measurement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income tax (benefit) provision for net (losses) gains recorded in other comprehensive income for defined benefit pension, postretirement plans and postemployment plans			(151)
November 2011 Remeasurement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income tax (benefit) provision for net (losses) gains recorded in other comprehensive income for defined benefit pension, postretirement plans and postemployment plans			81
Benefit Plans Adjustments [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Tax expense (benefits) associated with reclassification adjustments	$ (17)	$ (30)	$ (23)